UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number: 811-03364

MAXIM SERIES FUND, INC.
(Exact name of registrant as specified in charter)

8515 E. Orchard Road, Greenwood Village, Colorado 80111
(Address of principal executive offices)

M.T.G. Graye
President and Chief Executive Officer
Maxim Series Fund, Inc.
8515 E. Orchard Road
Greenwood Village, Colorado 80111
(Name and address of agent for service)

Registrant's telephone number, including area code: (866) 831-7129

Date of fiscal year end: December 31

Date of reporting period: June 30, 2010

MAXIM SERIES FUND, INC.

Maxim Federated Bond Portfolio

Semi-Annual Report

June 30, 2010

This report and the financial statements attached are submitted for general information and are not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus. Nothing herein is to be considered an offer of the sale of any Portfolio of Maxim Series Fund, Inc. (the “Fund”). Such offering is made only by the prospectus(es) of the Fund, which include details as to offering price and other information.

MAXIM SERIES FUND, INC.
Financial Reports for the Six Months Ended June 30, 2010
Maxim Federated Bond Portfolio

MAXIM SERIES FUND, INC.

MAXIM FEDERATED BOND PORTFOLIO
STATEMENT OF ASSETS AND LIABILITIES
JUNE 30, 2010
UNAUDITED

ASSETS:
Investments in securities, market value (including $1,993,105 of securities on loan) (1)	$209,100,397
Cash	440,044
Dividends and interest receivable	1,971,376
Subscriptions receivable	361,087
Receivable for investments sold	83,497

Total assets	211,956,401

LIABILITIES:
Due to investment adviser	126,874
Payable upon return of securities loaned	2,042,358
Redemptions payable	1,121,410
Payable for investments purchased	399,418
Variation margin on futures contracts	12,951

Total liabilities	3,703,011

NET ASSETS	$208,253,390

NET ASSETS REPRESENTED BY:
Capital stock, $.10 par value	$1,982,385
Additional paid-in capital	199,345,808
Net unrealized appreciation on investments and futures contracts	9,497,761
Undistributed net investment income	148,589
Accumulated net realized loss on investments and futures contracts	(2,721,153)

NET ASSETS	$208,253,390

NET ASSET VALUE PER OUTSTANDING SHARE	$10.51
(Offering and Redemption Price)

SHARES OF CAPITAL STOCK:
Authorized	100,000,000
Outstanding	19,823,847

(1) Cost of investments in securities	$199,413,887

See notes to financial statements.

MAXIM SERIES FUND, INC.

MAXIM FEDERATED BOND PORTFOLIO
STATEMENT OF OPERATIONS
SIX MONTHS ENDED JUNE 30, 2010
UNAUDITED

INVESTMENT INCOME:
Interest	$5,013,700
Income from securities lending	883
Dividends	1,514

Total income	5,016,097

EXPENSES:
Management fees	701,215

NET INVESTMENT INCOME	4,314,882

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain on investments	861,728
Net realized loss on futures contracts	(871,651)
Change in net unrealized appreciation on investments	5,174,055
Change in net unrealized depreciation on futures contracts	(485,944)

Net realized and unrealized gain on investments and futures contracts	4,678,188

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$8,993,070

See notes to financial statements.

MAXIM SERIES FUND, INC.

MAXIM FEDERATED BOND PORTFOLIO
STATEMENT OF CHANGES IN NET ASSETS
SIX MONTHS ENDED JUNE 30, 2010 AND YEAR ENDED DECEMBER 31, 2009

	2010	2009
	UNAUDITED

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income	$4,314,882	$7,948,326
Net realized gain (loss) on investments	861,728	(1,389,972)
Net realized loss on futures contracts	(871,651)	(1,095,674)
Change in net unrealized appreciation on investments	5,174,055	14,038,073
Change in net unrealized appreciation (depreciation) on futures contracts	(485,944)	15,199

Net increase in net assets resulting from operations	8,993,070	19,515,952

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(4,173,762)	(7,971,473)
From net realized gains		(520,059)

Total distributions	(4,173,762)	(8,491,532)

SHARE TRANSACTIONS:
Net proceeds from sales of shares	92,604,476	106,673,206
Reinvestment of distributions	4,173,762	8,491,532
Redemptions of shares	(84,733,291)	(74,683,310)

Net increase in net assets resulting from share transactions	12,044,947	40,481,428

Total increase in net assets	16,864,255	51,505,848

NET ASSETS:
Beginning of period	191,389,135	139,883,287

End of period (1)	$208,253,390	$191,389,135

OTHER INFORMATION:

SHARES:
Sold	8,882,708	10,586,778
Issued in reinvestment of distributions	400,615	848,427
Redeemed	(8,130,843)	(7,434,498)

Net increase	1,152,480	4,000,707

(1) Including undistributed net investment income	$148,589	$7,469

See notes to financial statements.

MAXIM SERIES FUND, INC.

MAXIM FEDERATED BOND PORTFOLIO
FINANCIAL HIGHLIGHTS

Selected data for a share of capital stock of the portfolio for the period indicated is as follows:

	Six Months Ended		Year Ended December 31,
	June 30, 2010		2009	2008	2007	2006	2005
	UNAUDITED

Net Asset Value, Beginning of Period	$10.25		$9.53	$9.90	$9.71	$9.71	$9.88

Income from Investment Operations

Net investment income	0.22		0.48	0.52	0.44	0.42	0.34
Net realized and unrealized gain (loss)	0.25		0.75	(0.35)	0.19	0.00	(0.17)

Total Income From Investment Operations	0.47		1.23	0.17	0.63	0.42	0.17

Less Distributions

From net investment income	(0.21)		(0.48)	(0.52)	(0.44)	(0.42)	(0.34)
From net realized gains			(0.03)	(0.02)

Total Distributions	(0.21)		(0.51)	(0.54)	(0.44)	(0.42)	(0.34)

Net Asset Value, End of Period	$10.51		$10.25	$9.53	$9.90	$9.71	$9.71

Total Return ±	4.62%	^	13.07%	1.94%	6.68%	4.42%	1.78%

Net Assets, End of Period ($000)	$208,253		$191,389	$139,883	$195,931	$126,727	$114,270

Ratio of Expenses to Average Net Assets	0.70%	*	0.70%	0.70%	0.70%	0.70%	0.70%

Ratio of Net Investment Income to
Average Net Assets	4.31%	*	4.91%	5.00%	4.73%	4.34%	3.52%

Portfolio Turnover Rate	23.65%	^	35.56%	72.10%	55.74%	62.84%	32.96%

^	Based on operations for the period shown and, accordingly, are not representative of a full year.

* Annualized

±	Performance does not include any fees or expenses of variable insurance contracts, if applicable. If such fees or expenses were included, returns would be lower.

See notes to financial statements.

MAXIM SERIES FUND, INC.

MAXIM FEDERATED BOND PORTFOLIO
NOTES TO FINANCIAL STATEMENTS
JUNE 30, 2010
UNAUDITED

1.	ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES
Maxim Series Fund, Inc. (the Fund) is a Maryland corporation organized on December 7, 1981 and is registered under the Investment Company Act of 1940 (the 1940 Act) as an open-end management investment company.  The Fund presently consists of fifty-four portfolios.  Interests in the Maxim Federated Bond Portfolio (the Portfolio) are included herein and are represented by a separate class of beneficial interest of the Fund. The investment objective of the Portfolio is to seek to provide total return, consistent with two components: (1) changes in the market value of its portfolio holdings (both realized and unrealized appreciation); and (2) income received from its portfolio holdings.  The Portfolio is diversified as defined in the 1940 Act. The Portfolio is available as an investment option for insurance company separate accounts for certain variable annuity contracts and variable life insurance policies (variable insurance contracts), to individual retirement account (IRA) owners, to qualified retirement plans and college savings programs, and to asset allocation portfolios that are series of the fund.

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period.  Actual results could differ from those estimates.  The following is a summary of the significant accounting policies of the Fund.

Security Valuation

The value of assets in the Portfolio is determined as of the close of trading on each valuation date.

Short-term securities with a maturity of 60 days or less are valued on the basis of amortized cost, which approximates fair value.

For securities that are traded on an exchange, the last sale price as of the close of business of the principal exchange will be used.  If the closing price is not available, the current bid will be used.  For securities that principally trade on the NASDAQ National Market System, the NASDAQ official closing price will be used.

Foreign securities are valued at the closing price on the security’s primary exchange.  If the closing price is not available, the current bid will be used.  Foreign exchange rates are determined by utilizing the New York closing rates.

Fixed income investments are normally valued on the basis of quotations from brokers or dealers or pricing services, which take into account appropriate factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data.

Independent pricing services are utilized when possible and approved by the Board of Directors.  In some instances valuations from independent pricing services are not available or do not reflect significant events in the market between the time the market closed and the valuation time and therefore fair valuation procedures are implemented.  Developments that might be considered significant events to trigger fair value pricing could be natural disasters, government actions or significant fluctuations in domestic or foreign markets.

For foreign equity securities, factors used in the determination of fair value may include monitoring news to identify significant market or security specific events such as changes in the value of the U.S. securities market, reviewing developments in foreign markets and evaluating the performance of ADRs, futures contracts and exchange-traded funds.

For fixed income securities, factors used in the determination of fair value may include, but are not limited to, market data incorporating available trade, bid and other market information such as benchmark curves, benchmarking of like securities, sector groupings and matrix pricing.  Model processes such as Option Adjusted Spread models are used to develop prepayment and interest rate scenarios.  Price evaluators gather information from market sources and integrate relevant credit information, perceived market movements and sector news into the evaluated pricing applications and models.

The effect of fair value pricing as described above is that securities may not be priced on the basis of quotations from the primary market in which they are traded, but rather may be priced by another method that the board believes reflects fair value.  This policy is intended to assure that the Portfolio’s net asset value fairly reflects security values at the time of pricing.

The Portfolio classifies its valuations into three levels based upon the transparency of inputs to the valuation of the Portfolio’s investments.  The three levels are defined as follows:

Level 1 – Valuations based on quoted prices for identical securities in active markets.

Level 2 – Valuations based on either directly or indirectly observable inputs.  These may include quoted prices in markets that are not active or quoted prices for similar assets in active markets.  Valuations may also be based on inputs other than quoted prices that are observable for the asset, such as interest rates and yield curves.  Additional inputs may be used such as benchmark yields, reported trades, broker/dealer quotes, issuer spreads, prepayment speeds and benchmark securities.

Level 3 – Valuations based on inputs that are unobservable and significant to the fair value measurement.  The prices of the majority of Level 3 securities were obtained from single broker quotes.

As of June 30, 2010, the inputs used to value the Portfolio’s investments were as follows:

Description	Level 1		Level 2		Level 3		Total
Assets	$		$		$		$
Bonds
Commercial mortgage-backed		-		13,580,933		-		13,580,933
Corporate		-		91,972,253		-		91,972,253
Foreign government		-		6,226,144		-		6,226,144
Obligations of US states and
their subdivisions		-		-		375		375
Residential mortgage-backed		-		36,293,838		-		36,293,838
U.S. government		-		41,072,382		-		41,072,382
Other debt		-		307,168		-		307,168
Common Stock								-
Printing & publishing		19,583		-		-		19,583
Preferred Stock
Financial services		-		33,423		-		33,423
Short-term Investments		2,042,358		17,551,940		-		19,594,298
Total Assets		2,061,941		207,038,081		375		209,100,397
Liabilities
Other Financial Instruments*		12,951		-		-		12,951
Total Liabilities		12,951		-		-		12,951
Total		$2,048,990		$207,038,081		$375		$209,087,446

*Other financial instruments consist of futures.  Futures are reported at their variation margin as of June 30, 2010.

The following is a reconciliation of change in Level 3 assets during the six months ended June 30, 2010:

Description	Bonds
Beginning Balance, January 1, 2010	$-
Total realized gain (or losses)^	-
Total unrealized gain (or losses) relating to instruments not held at reporting date§	-
Total unrealized gain (or losses) relating to instruments still held at reporting date§	356
Purchases, sales and corporate actions	19
Transfers into (out of) Level 3	-
Ending Balance, June 30, 2010	$375

^Included in Net realized gain on investments on the Statement of Operations.
§	Included in Change in net unrealized appreciation on investments on the Statement of Operations.

Restricted and Illiquid Securities

The Portfolio may own certain investment securities which are restricted as to resale under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.  These securities are valued after giving due consideration to pertinent factors including recent private sales, market conditions, and the issuer’s financial performance.  Aggregate cost, fair value and percent of net assets of these restricted securities held at June 30, 2010 were $15,006,760, $15,360,041 and 7.38%, respectively.

The Portfolio may own certain investment securities that have been deemed illiquid because no quoted market exists.  These securities are valued after giving due consideration to pertinent factors including recent private sales, market conditions, and the issuer’s financial performance.  It is possible that the estimated value may differ significantly from the amount that might ultimately be realized in the near term.  Aggregate cost, fair value and percent of net assets of these illiquid securities held at June 30, 2010 were $248,721, $151,016 and 0.07%, respectively.

Financial Futures Contracts

Upon entering into a financial futures contract, the Portfolio is required to pledge to the broker an amount of cash and/or other assets equal to a certain percentage of the contract amount (initial margin deposit).  Receipts or payments, known as variation margin, are made or received by the Portfolio each day, depending on the daily fluctuations in the fair value of the underlying security.  When the Portfolio enters into a closing transaction, it will realize, for book purposes, a gain or loss equal to the difference between the value of the futures contract at the time it was opened or purchased and its value at the time it was closed.

Dividends

Dividends from net investment income of the Portfolio are declared and paid quarterly.  Income dividends are reinvested in additional shares at net asset value.  Dividends from capital gains of the Portfolio, if any, are declared and reinvested at least annually in additional shares at net asset value.

Security Transactions

Security transactions are accounted for on the date the security is purchased or sold (trade date).  The cost of investments sold is determined on a specific lot selection.

Interest income, including amortization of discounts and premiums, is recorded daily.  Dividend income for the Portfolio is accrued as of the ex-dividend date and interest income, including amortization of discounts and premiums, is recorded daily.

Federal Income Taxes

For federal income tax purposes, the Portfolio currently qualifies, and intends to remain qualified, as a regulated investment company under the provisions of the Internal Revenue Code by distributing substantially all of its investment company taxable net income, including realized gain not offset by capital loss carryforwards, if any, to its shareholders.  Management has concluded that the Portfolio has taken no uncertain tax positions that require adjustment to the financial statements.  Accordingly, no provision for federal income or excise taxes has been made.  The Portfolio files income tax returns in the U.S. federal jurisdiction and Colorado.  No federal income tax returns are currently under examination.  The statute of limitations on the Portfolio’s federal tax return filings remains open for the years ended December 31, 2006 through December 31, 2009.

Classification of Distributions to Shareholders

The character of distributions made during the year from net investment income or net realized gains are determined in accordance with income tax regulations that may differ from accounting principles generally accepted in the United States of America.

Application of Recent Accounting Pronouncements

In January 2010, the FASB issued ASU No. 2010-06 “Fair Value Measurements and Disclosures: Improving Disclosures about Fair Value Measurements” (ASU No. 2010-06).  ASU No. 2010-06 provides for disclosure of significant transfers in and out of the fair value hierarchy Levels 1 and 2, and the reasons for these transfers.  In addition, ASU No. 2010-06 provides for separate disclosure about purchases, sales, issuances and settlements in the Level 3 hierarchy roll forward activity.  ASU No. 2010-06 is effective for interim and annual periods beginning after December 31, 2009 except for the provisions relating to purchases, sales, issuances and settlements of Level 3 investments, which are effective for fiscal years beginning after December 15, 2010.  The Portfolio adopted the disclosure provisions of ASU 2010-06 for its fiscal year beginning January 1, 2010 and will adopt the Level 3 purchase, sales, issuances and settlement provisions for its fiscal year beginning January 1, 2011.  The adoption of ASC No. 2010-06 did not have an impact on the Portfolio’s financial position or the results of its operations.

2.	INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

The Fund has entered into an investment advisory agreement with GW Capital Management, LLC, doing business as Maxim Capital Management, LLC, a wholly-owned subsidiary of GWL&A.  As compensation for its services to the Fund, the investment adviser receives monthly compensation at the annual rate of 0.70% of the average daily net assets of the Portfolio.   The management fee encompasses fund operation expenses.

GWFS Equities, Inc. (the Distributor), is a wholly-owned subsidiary of GWL&A and the principal underwriter to distribute and market the Portfolio.  FASCore, LLC, a wholly-owned subsidiary of GWL&A, performs transfer agent servicing functions for the Portfolio.

The total compensation paid to the independent directors with respect to all fifty-four portfolios for which they serve as Directors was $130,500 for the six months ended June 30, 2010. Certain officers of the Fund are also directors and/or officers of GWL&A or its subsidiaries.  No officer or interested director of the Fund receives any compensation directly from the Fund.

3.	PURCHASES AND SALES OF INVESTMENT SECURITIES

For the six months ended June 30, 2010, the aggregate cost of purchases and proceeds from sales of investment securities (excluding all U.S. Government securities and short-term securities) were $21,988,928 and $8,604,055, respectively.  For the same period, the aggregate cost of purchases and proceeds from sales of long-term U.S. Government securities were $30,872,191 and $36,093,208, respectively.

4.	UNREALIZED APPRECIATION (DEPRECIATION)

At June 30, 2010, the U.S. Federal income tax cost basis was $199,446,230.  The Portfolio had gross appreciation of securities in which there was an excess of value over tax cost of $11,063,640 and gross depreciation of securities in which there was an excess of tax cost over value of $1,409,473, resulting in net appreciation of $9,654,167.

5.	DERIVATIVE FINANCIAL INSTRUMENTS

The Portfolio uses futures contracts for yield curve management.  Two positions are opened and one of the paired positions is expected to outperform relative to the curve.  The use of futures contracts may involve risks such as the possibility of illiquid markets or imperfect correlation between the value of the contracts and the underlying securities, or that the counterparty will fail to perform its obligations.

Valuation of derivative instruments as of June 30, 2010 is as follows:

	Asset Derivatives		Liability Derivatives
Derivatives Not Accounted for as Hedging Instruments	Statement of Assets and Liabilities Location	Value	Statement of Assets and Liabilities Location	Value
Futures Contracts	-	-	Variation margin on futures contracts	$12,951

The effect of derivative instruments on the Statement of Operations for the six months ended June 30, 2010 is as follows:

	Realized Gain/Loss		Unrealized Gain/Loss
Derivatives Not Accounted for as Hedging Instruments	Statement of Operations Location	Amount	Statement of Operations Location	Amount
Futures Contracts	Net realized loss on futures contracts	$(871,651)	Change in unrealized depreciation on futures contracts	$(485,944)

The number of futures contracts held at June 30, 2010 is representative of futures contracts activity during the six months ended June 30, 2010.

6.	SECURITIES LOANED

The Portfolio has entered into a securities lending agreement with its custodian.  Under the terms of the agreement the Portfolio receives income, recorded monthly, after deductions of other amounts payable to the custodian or to the borrower from lending transactions.  In exchange for such fees, the custodian is authorized to loan securities on behalf of the Portfolio against receipt of cash collateral at least equal in value at all times to the value of the securities loaned plus accrued interest.  Cash collateral is invested in securities approved by the Board of Directors.  On the Statement of Assets and Liabilities the security purchased with cash collateral is included in Investments in securities, while the corresponding liability appears as Payable upon return of securities loaned.  The security is also included in the Schedule of Investments.  As of June 30, 2010 the Portfolio had securities on loan valued at $1,993,105 and received collateral of $2,042,358 for such loan which was invested in repurchase agreements collateralized by U.S. Government or U.S. Government Agency securities.  The Portfolio also continues to receive interest or dividends on the securities loaned.  The Portfolio bears the risk of any deficiency in the amount of collateral available for return to a borrower due to a loss in an approved investment.

7.	DISTRIBUTIONS TO SHAREHOLDERS

Net investment income (loss) and net realized gain (loss) may differ for financial statement and tax purposes.  The character of dividends and distributions made during the fiscal year from net investment income and or realized gains may differ from their ultimate characterization for federal income tax purposes.  Also, due to the timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which the income or realized gain was recorded by the Portfolio.

8.	SUBSEQUENT EVENTS

Management has reviewed all events subsequent to the date of the Statement of Assets and Liabilities, including the estimates inherent in the process of preparing these financial statements, through the issuance date of the financial statements.

MAXIM SERIES FUND, INC.

MAXIM FEDERATED BOND PORTFOLIO

SUMMARY OF INVESTMENTS BY MOODY'S RATING
JUNE 30, 2010

% of Portfolio
Moody's Rating	Investments
AAA	51.85%
AA	2.74%
A	13.49%
BAA	17.81%
BA	3.89%
B	5.31%
C	2.79%
Withdrawn Rating	0.17%
Not Rated	0.94%
Short Term Investments (inc Sec Lend Collat)	0.98%
Common Stock	0.01%
Preferred Stock	0.02%
100.00%

MAXIM SERIES FUND, INC.

MAXIM FEDERATED BOND PORTFOLIO
SCHEDULE OF INVESTMENTS
JUNE 30, 2010
UNAUDITED

BONDS

Par Value ($)		Value ($)

Aerospace & Defense --- 0.44%
75,000	Alliant Techsystems Inc	73,500
	6.75% April 1, 2016
100,000	Embraer Overseas Ltd	102,620
	6.38% January 15, 2020
150,000	Embraer Overseas Ltd	153,375
	6.38% January 24, 2017
300,000	Lockheed Martin Corp	321,233
	4.12% March 14, 2013
250,000	Raytheon Co	274,982
	5.38% April 1, 2013
		$925,710

Agency --- 2.16%
2,500,000	Federal Home Loan Bank	2,852,845
	5.00% November 17, 2017
1,500,000	Freddie Mac	1,635,593
	4.13% September 27, 2013
		$4,488,438

Agency - Pass Through --- 17.43%
733,975	Fannie Mae	789,070
	5.50% March 1, 2036
580,630	Fannie Mae	631,925
	6.00% February 1, 2036
423,884	Fannie Mae	465,570
	6.50% June 1, 2036
200,218	Fannie Mae	209,359
	4.50% August 1, 2035
471,020	Fannie Mae	516,606
	6.50% August 1, 2037
446,732	Fannie Mae	480,481
	5.00% February 1, 2018
692,262	Fannie Mae	739,388
	4.50% June 1, 2018
1,550,821	Fannie Mae *	1,642,329
	5.48% March 1, 2047
9,474	Fannie Mae	10,390
	6.50% April 1, 2037
7,812,783	Fannie Mae	8,112,111
	4.50% July 1, 2039
909,626	Fannie Mae	988,280
	6.00% August 1, 2037
1,400,125	Fannie Mae	1,523,817
	6.00% February 1, 2037
1,203,179	Fannie Mae	1,307,216
	6.00% March 1, 2037
185,403	Freddie Mac	202,275
	6.00% April 1, 2035
148,681	Freddie Mac	163,512
	6.00% November 1, 2033
1,751,167	Freddie Mac	1,885,624
	5.50% August 1, 2035
110,351	Freddie Mac	121,582
	6.50% February 1, 2036
329,479	Freddie Mac	344,265
	4.50% November 1, 2035
457,704	Freddie Mac	478,243
	4.50% May 1, 2035
417,563	Freddie Mac	464,974
	7.00% August 1, 2037
162,834	Freddie Mac	177,482
	6.00% May 1, 2021
335,013	Freddie Mac	350,046
	4.50% March 1, 2036
1,318,315	Freddie Mac	1,417,477
	5.50% August 1, 2036
737,247	Freddie Mac	792,701
	5.50% June 1, 2036
351,896	Freddie Mac	382,599
	6.00% August 1, 2037
3,073,764	Freddie Mac	3,256,877
	5.00% April 1, 2037
4,889,592	Freddie Mac	5,253,286
	5.50% May 1, 2038
498,311	Freddie Mac *	534,214
	5.90% July 1, 2036
121,965	Freddie Mac	129,639
	4.50% July 1, 2021
448,261	Freddie Mac	484,807
	5.50% February 1, 2018
1,458,645	Freddie Mac *	1,520,693
	3.57% May 1, 2037
226,821	Freddie Mac	242,185
	5.00% March 1, 2022
207,143	Freddie Mac	225,346
	6.00% March 1, 2036
111,496	Freddie Mac	118,511
	4.50% April 1, 2021
313,757	Freddie Mac	330,959
	4.00% December 1, 2020
		$36,293,839

Auto Parts & Equipment --- 0.38%
50,000	Affinia Group Inc †	54,500
	10.75% August 15, 2016
50,000	American Axle & Manufacturing Holdings Inc †	51,500
	9.25% January 15, 2017
50,000	ArvinMeritor Inc	53,000
	10.63% March 15, 2018
50,000	Cooper-Standard Automotive Inc †	50,375
	8.50% May 1, 2018
250,000	Johnson Controls Inc	262,760
	5.00% March 30, 2020
50,000	Lear Corp	50,125
	7.88% March 15, 2018
100,000	Tenneco Inc ‡	100,875
	8.63% November 15, 2014
50,000	TRW Automotive Inc †	51,500
	8.88% December 1, 2017
125,000	United Components Inc	125,625
	9.38% June 15, 2013
		$800,260

Automobiles --- 0.11%
185,000	DaimlerChrysler NA Holding Corp	207,059
	6.50% November 15, 2013
100,000	Motors Liquidation Co § @	29,250
	7.40% September 1, 2025
		$236,309

Banks --- 0.74%
250,000	Discover Bank	277,549
	8.70% November 18, 2019
250,000	PNC Funding Corp	265,968
	5.63% February 1, 2017
250,000	US Bank NA	272,446
	4.95% October 30, 2014
700,000	Wachovia Bank NA	733,050
	4.80% November 1, 2014
		$1,549,013

Biotechnology --- 0.23%
200,000	Genentech Inc	221,287
	4.75% July 15, 2015
250,000	Life Technologies Corp	255,543
	3.38% March 1, 2013
		$476,830

Broadcast/Media --- 2.67%
50,000	Belo Corp	51,375
	8.00% November 15, 2016
36,669	CCH II LLC	42,719
	13.50% November 30, 2016
100,000	CCO Holdings LLC †	100,500
	7.88% April 30, 2018
75,000	Cinemark USA Inc	75,375
	8.63% June 15, 2019
75,000	Clear Channel Worldwide Holdings Inc †	75,375
	9.25% December 15, 2017
350,000	Cox Communications Inc	386,323
	5.45% December 15, 2014
250,000	Cox Communications Inc	277,778
	7.13% October 1, 2012
250,000	Discovery Communications LLC	259,867
	5.05% June 1, 2020
100,000	DISH DBS Corp	100,000
	6.63% October 1, 2014
150,000	Grupo Televisa SA	156,288
	6.63% January 15, 2040
250,000	Grupo Televisa SA	264,739
	6.63% March 18, 2025
500,000	Historic TW Inc	588,294
	6.88% June 15, 2018
50,000	Insight Communications Co Inc	50,000
	9.38% July 15, 2018
75,000	Interpublic Group of Cos Inc	82,688
	10.00% July 15, 2017
75,000	Kabel Deutschland GmbH	77,719
	10.63% July 1, 2014
50,000	Lamar Media Corp †	49,875
	7.88% April 15, 2018
100,000	Lamar Media Corp	94,750
	6.63% August 15, 2015
50,000	LIN Television Corp †	49,750
	8.38% April 15, 2018
50,000	Live Nation Entertainment Inc †	48,500
	8.13% May 15, 2018
50,000	MDC Partners Inc †	53,250
	11.00% November 1, 2016
100,000	NET Servicos de Comunicacao SA	104,500
	7.50% January 27, 2020
500,000	News America Holdings Inc	588,750
	9.25% February 1, 2013
19,000	Nexstar Broadcasting Inc	16,910
	7.00% January 15, 2014
50,000	Nexstar Broadcasting Inc †	50,250
	8.88% April 15, 2017
55,719	Nexstar Broadcasting Inc †	49,590
	0.50% January 15, 2014
50,000	Regal Cinemas Corp	50,250
	8.63% July 15, 2019
50,000	Sirius XM Radio Inc † ‡	49,250
	8.75% April 1, 2015
200,000	Time Warner Cable Inc	219,590
	5.85% May 1, 2017
250,000	Time Warner Cable Inc	315,435
	8.75% February 14, 2019
315,000	Time Warner Inc	332,000
	5.50% November 15, 2011
55,387	Umbrella Acquisition Inc †	46,110
	9.75% March 15, 2015
50,000	Videotron Ltee	54,250
	9.13% April 15, 2018
75,000	Visant Holding Corp	76,594
	10.25% December 1, 2013
275,000	Visant Holding Corp	277,750
	8.75% December 1, 2013
350,000	Walt Disney Co	367,618
	5.70% July 15, 2011
75,000	XM Satellite Radio Inc †	81,937
	13.00% August 1, 2013
		$5,565,949

Building Materials --- 0.26%
50,000	Building Materials Corp of America †	49,125
	7.50% March 15, 2020
75,000	Goodman Global Group Inc † **	45,750
	11.75% December 15, 2014
50,000	Goodman Global Inc	55,000
	13.50% February 15, 2016
300,000	Masco Corp	291,296
	7.13% March 15, 2020
50,222	Nortek Inc	52,356
	11.00% December 1, 2013
50,000	Ply Gem Industries Inc	52,250
	11.75% June 15, 2013
		$545,777

Chemicals --- 1.44%
384,000	Albemarle Corp ‡	418,358
	5.10% February 1, 2015
50,000	Ashland Inc	54,750
	9.13% June 1, 2017
50,000	CF Industries Inc	50,875
	6.88% May 1, 2018
50,000	Chemtura Corp § @ ~	56,250
	6.88% June 1, 2016
500,000	Dow Chemical Co	612,057
	8.55% May 15, 2019
325,000	EI du Pont de Nemours & Co	352,732
	5.00% January 15, 2013
75,000	Hexion US Finance Corp	67,687
	8.88% February 1, 2018
50,000	Hexion US Finance Corp ‡	47,250
	9.75% November 15, 2014
50,000	Huntsman International LLC †	46,250
	8.63% March 15, 2020
75,000	Huntsman International LLC †	65,625
	5.50% June 30, 2016
250,000	Incitec Pivot Finance LLC †	256,076
	6.00% December 10, 2019
50,000	Koppers Inc	50,500
	7.88% December 1, 2019
50,000	Nalco Co	51,750
	8.25% May 15, 2017
250,000	Praxair Inc	274,095
	4.63% March 30, 2015
200,000	Rohm & Haas Co	218,122
	6.00% September 15, 2017
225,000	RPM International Inc	238,156
	6.50% February 15, 2018
125,000	Solutia Inc	130,000
	8.75% November 1, 2017
		$2,990,533

Commercial Mortgage Backed --- 6.52%
500,000	Banc of America Commercial Mortgage Inc *	521,966
	Series 2007-4 Class A4
	5.93% July 10, 2017
1,900,000	Banc of America Commercial Mortgage Inc	1,952,067
	Series 2007-1 Class A2
	5.38% January 15, 2049
2,700,000	Citigroup/Deustche Bank Commercial Mortgage Trust *	2,737,445
	Series 2007-CD5 Class A4
	5.89% August 15, 2017
1,900,000	Citigroup/Deustche Bank Commercial Mortgage Trust	1,936,050
	Series 2007-CD4 Class A3
	5.29% December 11, 2049
1,200,000	Credit Suisse Mortgage Capital Certificates	1,266,067
	Series 2006-C4 Class AAB
	5.44% September 15, 2039
434,231	Credit Suisse First Boston Mortgage Securities Corp *	435,268
	Series 2005-C6 Class A2FX
	5.21% December 15, 2040
300,000	JP Morgan Chase Commercial Mortgage Securities Corp †	307,396
	Series 2010-C1 Class A1
	3.85% June 15, 2015
1,100,000	JP Morgan Chase Commercial Mortgage Securities Corp	1,083,594
	Series 2007-C1 Class A4
	5.72% November 15, 2017
750,000	LB-UBS Commercial Mortgage Trust *	795,887
	Series 2008-C1 Class A2
	6.32% April 15, 2041
200,000	Merrill Lynch Mortgage Trust *	166,503
	Series 2008-C1 Class AM
	6.46% February 12, 2051
200,000	Merrill Lynch Mortgage Trust	209,843
	Series 2008-C1 Class A2
	5.43% February 12, 2051
1,000,000	ML-CFC Commercial Mortgage Trust *	956,773
	Series 2007-6 Class A4
	5.49% March 12, 2051
750,000	Morgan Stanley Capital I *	761,698
	Series 2007-IQ15 Class A4
	6.08% June 11, 2049
440,000	Morgan Stanley Capital I	450,375
	Series 2006-IQ12 Class A4
	5.33% December 15, 2043
		$13,580,932

Communications - Equipment --- 0.40%
100,000	Cisco Systems Inc	115,199
	5.50% February 22, 2016
275,000	Cisco Systems Inc	282,478
	5.25% February 22, 2011
400,000	Harris Corp	445,780
	5.95% December 1, 2017
		$843,457

Computer Hardware & Systems --- 0.98%
75,000	Activant Solutions Inc	71,250
	9.50% May 1, 2016
500,000	Dell Inc	595,658
	7.10% April 15, 2028
150,000	Hewlett-Packard Co	172,320
	6.13% March 1, 2014
200,000	Hewlett-Packard Co	228,735
	5.40% March 1, 2017
175,000	Hewlett-Packard Co	187,256
	5.25% March 1, 2012
500,000	International Business Machines Corp	642,876
	7.63% October 15, 2018
100,000	Seagate Technology HDD Holdings	97,000
	6.80% October 1, 2016
50,000	Viasystems Inc †	54,000
	12.00% January 15, 2015
		$2,049,095

Computer Software & Services --- 0.66%
300,000	Adobe Systems Inc	308,086
	3.25% February 1, 2015
100,000	BMC Software Inc	119,489
	7.25% June 1, 2018
75,000	CompuCom Systems Inc †	78,937
	12.50% October 1, 2015
75,000	GXS Worldwide Inc †	71,625
	9.75% June 15, 2015
100,000	Oracle Corp	121,346
	6.50% April 15, 2038
250,000	Oracle Corp	289,418
	5.75% April 15, 2018
75,000	SERENA Software Inc	71,437
	10.38% March 15, 2016
39,000	SS&C Technologies Inc	40,755
	11.75% December 1, 2013
75,000	SunGard Data Systems Inc	80,156
	10.63% May 15, 2015
125,000	SunGard Data Systems Inc	129,063
	10.25% August 15, 2015
50,000	Terremark Worldwide Inc	56,250
	12.00% June 15, 2017
		$1,366,562

Conglomerates --- 0.50%
850,000	General Electric Co	911,502
	5.00% February 1, 2013
110,000	Koninklijke Philips Electronics NV	124,377
	5.75% March 11, 2018
		$1,035,879

Containers --- 0.33%
100,000	Berry Plastics Corp	96,250
	8.88% September 15, 2014
50,000	Berry Plastics Corp †	45,750
	9.50% May 15, 2018
50,000	BWAY Holding Co †	52,125
	10.00% June 15, 2018
50,000	Cascades Inc	49,750
	7.88% January 15, 2020
100,000	Crown Americas LLC	103,750
	7.75% November 15, 2015
100,000	Graham Packaging Co LP †	98,500
	8.25% January 1, 2017
125,000	Graphic Packaging International Inc	127,188
	9.50% August 15, 2013
50,000	Greif Inc	51,500
	7.75% August 1, 2019
50,000	Rock-Tenn Co	53,625
	9.25% March 15, 2016
		$678,438

Distributors --- 0.22%
50,000	American Tire Distributors Inc †	50,125
	9.75% June 1, 2017
50,000	Baker & Taylor Inc †	36,625
	11.50% July 1, 2013
50,000	Interline Brands Inc	50,063
	8.13% June 15, 2014
100,000	McJunkin Red Man Corp †	97,000
	9.50% December 15, 2016
100,000	SGS International Inc	102,125
	12.00% December 15, 2013
129,218	VWR Funding Inc	130,510
	10.25% July 15, 2015
		$466,448

Electric Companies --- 2.94%
250,000	Cleveland Electric Illuminating Co	247,883
	5.95% December 15, 2036
450,000	Commonwealth Edison Co	508,455
	5.80% March 15, 2018
300,000	Consolidated Edison Co of New York	337,656
	5.50% September 15, 2016
300,000	Duke Energy Indiana Inc	344,263
	6.05% June 15, 2016
300,000	EDF SA †	309,070
	5.60% January 27, 2040
75,000	Edison Mission Energy	48,000
	7.00% May 15, 2017
500,000	Exelon Generation Co LLC	545,055
	5.35% January 15, 2014
250,000	FirstEnergy Solutions Corp	254,986
	6.05% August 15, 2021
300,000	FPL Group Capital Inc	325,985
	5.35% June 15, 2013
130,000	Majapahit Holding BV	142,350
	7.75% January 20, 2020
300,000	MidAmerican Energy Co	328,355
	4.65% October 1, 2014
300,000	MidAmerican Energy Holdings Co	321,270
	5.95% May 15, 2037
200,000	Northern States Power Co	223,268
	5.25% March 1, 2018
500,000	Pacific Gas & Electric Co	510,236
	4.20% March 1, 2011
100,000	Power Sector Assets & Liabilities Management Corp	109,511
	7.39% December 2, 2024
125,000	PPL Energy Supply LLC	125,589
	6.00% December 15, 2036
350,000	PSE&G Power LLC	367,313
	7.75% April 15, 2011
250,000	Southwestern Electric Power Co	256,374
	6.20% March 15, 2040
100,000	Texas Competitive Electric Holdings Co LLC ‡	66,000
	10.25% November 1, 2015
200,000	Union Electric Co	222,117
	6.00% April 1, 2018
200,000	Virginia Electric & Power Co	217,051
	5.10% November 30, 2012
300,000	Westar Energy Inc	314,867
	5.88% July 15, 2036
		$6,125,654

Electronic Instruments & Equipment --- 0.47%
75,000	Baldor Electric Co	77,625
	8.63% February 15, 2017
75,000	Belden Inc	72,469
	7.00% March 15, 2017
90,000	Emerson Electric Co	100,480
	4.88% October 15, 2019
200,000	Emerson Electric Co	211,893
	5.75% November 1, 2011
31,358	FPL Energy National Wind Portfolio LLC †	30,715
	6.13% March 25, 2019
100,000	General Cable Corp ‡	99,000
	7.13% April 1, 2017
120,000	Hubbell Inc	130,521
	5.95% June 1, 2018
185,000	Roper Industries Inc	208,430
	6.63% August 15, 2013
50,000	Sensus USA Inc	48,750
	8.63% December 15, 2013
		$979,883

Electronics - Semiconductor --- 0.29%
75,000	Advanced Micro Devices Inc †	74,625
	8.13% December 15, 2017
100,000	Freescale Semiconductor Inc †	98,750
	9.25% April 15, 2018
41,974	Freescale Semiconductor Inc	37,567
	9.13% December 15, 2014
300,000	KLA-Tencor Corp	335,608
	6.90% May 1, 2018
50,000	MagnaChip Semiconductor SA †	50,875
	10.50% April 15, 2018
		$597,425

Engineering & Construction --- 0.13%
75,000	Esco Corp * †	68,625
	4.41% December 15, 2013
200,000	Voto-Votorantim Overseas Trading Operations NV	203,000
	6.63% September 25, 2019
		$271,625

Financial Services --- 3.54%
100,000	Bank of America Corp	101,072
	4.50% April 1, 2015
250,000	Bank of America Corp	262,603
	5.38% June 15, 2014
50,000	Bankrate Inc †	49,563
	11.75% July 15, 2015
400,000	BlackRock Inc	458,512
	6.25% September 15, 2017
500,000	Boeing Capital Corp	542,994
	6.50% February 15, 2012
100,000	CIT Group Funding Co of Delaware LLC ‡	102,500
	10.25% May 1, 2017
250,000	CIT Group Inc	225,000
	7.00% May 1, 2017
150,000	Citigroup Inc	152,980
	5.13% May 5, 2014
100,000	CME Group Index Services LLC †	101,902
	4.40% March 15, 2018
325,000	Eaton Vance Corp	369,592
	6.50% October 2, 2017
200,000	ERAC USA Finance LLC †	202,103
	5.25% October 1, 2020
250,000	Franklin Resources Inc	262,514
	4.63% May 20, 2020
300,000	General Electric Capital Corp	320,216
	4.88% March 4, 2015
50,000	GMAC Inc	46,125
	8.00% November 1, 2031
100,000	GMAC Inc †	101,250
	8.30% February 12, 2015
125,000	GMAC Inc	126,719
	6.88% September 15, 2011
88,000	GMAC Inc ‡	88,550
	7.00% February 1, 2012
50,000	Icahn Enterprises LP †	48,500
	8.00% January 15, 2018
50,000	International Lease Finance Corp †	47,375
	8.63% September 15, 2015
200,000	International Lease Finance Corp ‡	199,000
	4.88% September 1, 2010
200,000	International Lease Finance Corp †	189,500
	8.75% March 15, 2017
250,000	Invesco Ltd	263,211
	5.63% April 17, 2012
50,000	Janus Capital Group Inc	50,193
	6.70% June 15, 2017
50,000	Janus Capital Group Inc	51,603
	6.25% June 15, 2012
500,000	JPMorgan Chase & Co	552,117
	6.00% January 15, 2018
250,000	NASDAQ OMX Group Inc	255,129
	5.55% January 15, 2020
250,000	NASDAQ OMX Group Inc	254,191
	4.00% January 15, 2015
400,000	National Rural Utilities Cooperative Finance Corp ‡	443,801
	5.45% February 1, 2018
50,000	Pinnacle Foods Finance LLC ‡	52,125
	10.63% April 1, 2017
75,000	Pinnacle Foods Finance LLC	76,500
	9.25% April 1, 2015
100,000	SSI Investments II †	101,500
	11.13% June 1, 2018
250,000	State Street Corp	266,236
	4.30% May 30, 2014
250,000	Textron Financial Corp * †	188,502
	6.00% February 15, 2067
200,000	Textron Financial Corp	207,967
	5.40% April 28, 2013
100,000	TNK-BP Finance SA †	99,880
	7.25% February 2, 2020
50,000	Trans Union LLC †	51,750
	11.38% June 15, 2018
500,000	ZFS Finance USA Trust I * †	465,000
	6.15% December 15, 2065
		$7,378,275

Food & Beverages --- 2.52%
50,000	B&G Foods Inc	50,250
	7.63% January 15, 2018
500,000	Bacardi Ltd †	582,964
	7.45% April 1, 2014
450,000	Bottling Group LLC	517,897
	5.50% April 1, 2016
100,000	Coca-Cola Co	110,776
	4.88% March 15, 2019
300,000	Coca-Cola Femsa SAB de CV †	306,339
	4.63% February 15, 2020
400,000	Costco Wholesale Corp	428,716
	5.30% March 15, 2012
100,000	Dean Foods Co	93,500
	7.00% June 1, 2016
50,000	Del Monte Corp †	51,125
	7.50% October 15, 2019
220,000	General Mills Inc	255,513
	5.70% February 15, 2017
300,000	Kellogg Co	321,529
	4.25% March 6, 2013
250,000	Kraft Foods Inc	254,739
	2.63% May 8, 2013
250,000	Kraft Foods Inc	273,743
	5.25% October 1, 2013
400,000	Kraft Foods Inc	435,992
	6.25% June 1, 2012
75,000	Kroger Co	90,834
	6.90% April 15, 2038
225,000	Kroger Co	240,828
	5.00% April 15, 2013
50,000	Michael Foods Inc †	51,375
	9.75% July 15, 2018
250,000	PepsiCo Inc	271,588
	4.65% February 15, 2013
100,000	Reddy Ice Corp †	96,500
	13.25% November 1, 2015
50,000	Reddy Ice Corp †	51,500
	11.25% March 15, 2015
75,000	Smithfield Foods Inc †	83,062
	10.00% July 15, 2014
50,000	Smithfield Foods Inc	47,750
	7.75% July 1, 2017
200,000	Sysco Corp	214,399
	4.20% February 12, 2013
50,000	TreeHouse Foods Inc	51,875
	7.75% March 1, 2018
225,000	Wal-Mart Stores Inc	263,393
	6.20% April 15, 2038
100,000	Wal-Mart Stores Inc	107,576
	4.25% April 15, 2013
		$5,253,763

Foreign Banks --- 0.05%
100,000	Banco Cruzeiro do Sul SA †	100,750
	8.50% February 20, 2015
		$100,750

Foreign Governments --- 2.99%
100,000	Banco Nacional de Desenvolvimento Economico e Social †	107,125
	6.50% June 10, 2019
1,027,861	Government of Argentina	702,800
	8.28% December 31, 2033
160,000	Government of Brazil	211,200
	8.25% January 20, 2034
200,000	Government of Brazil	267,800
	11.00% August 17, 2040
200,000	Government of Colombia	232,000
	7.38% January 27, 2017
500,000	Government of Indonesia	528,261
	6.63% February 17, 2037
301,000	Government of Mexico	346,903
	6.75% September 27, 2034
500,000	Government of Mexico	555,000
	5.95% March 19, 2019
250,000	Government of Mexico	274,250
	5.88% February 17, 2014
100,000	Government of Panama	115,750
	7.25% March 15, 2015
100,000	Government of Panama	110,250
	6.70% January 26, 2036
100,000	Government of Peru	110,500
	6.55% March 14, 2037
100,000	Government of Poland	109,250
	6.38% July 15, 2019
993,600	Government of Russia	1,120,085
	7.50% March 31, 2030
100,000	Government of South Africa	114,375
	6.88% May 27, 2019
100,000	Government of Turkey	111,595
	7.00% September 26, 2016
150,000	Government of Turkey	168,750
	7.38% February 5, 2025
100,000	Government of Turkey	103,250
	6.88% March 17, 2036
300,000	Government of Uruguay	348,000
	7.63% March 21, 2036
950,000	Government of Venezuela	589,000
	9.38% January 13, 2034
		$6,226,144

Gold, Metals & Mining --- 1.41%
200,000	Alcoa Inc ‡	196,673
	5.55% February 1, 2017
315,000	ArcelorMittal	329,453
	6.13% June 1, 2018
250,000	Barrick Gold Corp	299,760
	6.95% April 1, 2019
250,000	BHP Billiton Finance USA Ltd	283,169
	5.25% December 15, 2015
500,000	BHP Billiton Finance USA Ltd	542,243
	4.80% April 15, 2013
75,000	Compass Minerals International Inc	76,641
	8.00% June 1, 2019
100,000	CSN Islands XI Corp †	102,000
	6.88% September 21, 2019
300,000	Newmont Mining Corp	308,495
	5.88% April 1, 2035
250,000	Rio Tinto Finance USA Ltd	328,067
	9.00% May 1, 2019
100,000	Rio Tinto Finance USA Ltd	109,565
	5.88% July 15, 2013
100,000	Rio Tinto Finance USA Ltd	113,974
	6.50% July 15, 2018
250,000	Southern Copper Corp	247,120
	6.75% April 16, 2040
		$2,937,160

Health Care Related --- 1.24%
400,000	Aetna Inc	416,121
	5.75% June 15, 2011
100,000	Bausch & Lomb Inc	102,750
	9.88% November 1, 2015
50,000	BioScrip Inc †	49,500
	10.25% October 1, 2015
225,000	CIGNA Corp	251,417
	6.35% March 15, 2018
50,000	CRC Health Corp	46,000
	10.75% February 1, 2016
50,000	HCA Inc	51,438
	7.88% February 15, 2020
50,000	HCA Inc	53,000
	8.50% April 15, 2019
412,000	HCA Inc	440,840
	9.63% November 15, 2016
75,000	National Mentor Holdings Inc	74,813
	11.25% July 1, 2014
50,000	Omnicare Inc	51,000
	7.75% June 1, 2020
75,000	Omnicare Inc	75,000
	6.88% December 15, 2015
200,000	Quest Diagnostics Inc	228,459
	6.40% July 1, 2017
100,000	United Surgical Partners International Inc	100,000
	9.25% May 1, 2017
400,000	UnitedHealth Group Inc	446,007
	6.00% February 15, 2018
100,000	Vanguard Health Holding Co II LLC	96,000
	8.00% February 1, 2018
100,000	Viant Holdings Inc †	101,875
	10.13% July 15, 2017
		$2,584,220

Hotels/Motels --- 0.07%
150,000	Wyndham Worldwide Corp	145,526
	6.00% December 1, 2016
		$145,526

Household Goods --- 0.55%
75,000	ALH Finance LLC	75,000
	8.50% January 15, 2013
75,000	Central Garden & Pet Co	74,344
	8.25% March 1, 2018
50,000	Diversey Holdings Inc †	55,500
	10.50% May 15, 2020
50,000	Diversey Inc †	51,500
	8.25% November 15, 2019
100,000	Jarden Corp	98,000
	7.50% May 1, 2017
50,000	Libbey Glass Inc †	51,750
	10.00% February 15, 2015
100,000	Norcraft Cos LP †	103,000
	10.50% December 15, 2015
46,000	Sealy Mattress Co †	50,830
	10.88% April 15, 2016
100,000	Sealy Mattress Co ‡	100,250
	8.25% June 15, 2014
100,000	Simmons Bedding Co †	107,375
	11.25% July 15, 2015
50,000	Spectrum Brands Inc †	51,562
	9.50% June 15, 2018
104,500	Spectrum Brands Inc	113,905
	12.00% August 28, 2019
200,000	Whirlpool Corp	214,210
	5.50% March 1, 2013
		$1,147,226

Independent Power Producer --- 0.07%
150,000	NRG Energy Inc	149,250
	7.38% February 1, 2016
		$149,250

Insurance Related --- 2.42%
200,000	ACE INA Holdings Inc	220,367
	5.60% May 15, 2015
175,000	ACE INA Holdings Inc	191,617
	5.70% February 15, 2017
300,000	Aflac Inc	360,953
	8.50% May 15, 2019
375,000	Allstate Corp	409,094
	5.00% August 15, 2014
500,000	AXA SA	564,745
	8.60% December 15, 2030
300,000	Berkshire Hathaway Finance Corp	329,483
	4.85% January 15, 2015
210,000	Chubb Corp	233,815
	5.75% May 15, 2018
50,000	CNA Financial Corp	51,458
	6.00% August 15, 2011
100,000	Horace Mann Educators Corp	105,934
	6.85% April 15, 2016
250,000	Lincoln National Corp	263,311
	7.00% June 15, 2040
300,000	Massachusetts Mutual Life Insurance Co †	399,177
	8.88% June 1, 2039
250,000	MetLife Inc	282,837
	6.75% June 1, 2016
100,000	MetLife Inc	113,105
	6.82% August 15, 2018
150,000	Nationwide Mutual Insurance Co †	175,824
	9.38% August 15, 2039
230,000	Northwestern Mutual Life Insurance Co †	246,569
	6.06% March 30, 2040
250,000	Pacific Life Global Funding †	262,081
	5.15% April 15, 2013
250,000	PacificLife Corp †	258,674
	6.60% September 15, 2033
100,000	Prudential Financial Inc	105,833
	5.15% January 15, 2013
140,000	Prudential Financial Inc	146,834
	6.63% December 1, 2037
275,000	Travelers Cos Inc	308,963
	5.50% December 1, 2015
		$5,030,674

Investment Bank/Brokerage Firm --- 2.33%
525,000	Bear Stearns Cos LLC	613,042
	7.25% February 1, 2018
125,000	Bear Stearns Cos LLC	138,451
	5.70% November 15, 2014
200,000	FMR LLC †	237,088
	7.57% June 15, 2029
450,000	Goldman Sachs Group Inc	471,383
	6.15% April 1, 2018
200,000	Goldman Sachs Group Inc	210,822
	5.25% October 15, 2013
250,000	Jefferies Group Inc	280,815
	8.50% July 15, 2019
500,000	Macquarie Group Ltd †	506,755
	6.00% January 14, 2020
500,000	Merrill Lynch & Co Inc	531,623
	6.05% August 15, 2012
550,000	Morgan Stanley	550,944
	4.75% April 1, 2014
100,000	Morgan Stanley	104,507
	6.00% April 28, 2015
200,000	Morgan Stanley	209,627
	6.63% April 1, 2018
150,000	Nuveen Investments Inc	130,500
	10.50% November 15, 2015
300,000	Raymond James Financial Inc	353,331
	8.60% August 15, 2019
500,000	Xstrata Finance Canada Ltd †	519,790
	5.50% November 16, 2011
		$4,858,678

Leisure & Entertainment --- 0.59%
50,000	American Casino & Entertainment Properties LLC	47,500
	11.00% June 15, 2014
100,000	Ameristar Casinos Inc	104,750
	9.25% June 1, 2014
100,000	Easton-Bell Sports Inc †	103,500
	9.75% December 1, 2016
50,000	Great Canadian Gaming Corp †	49,250
	7.25% February 15, 2015
100,000	Harrah's Operating Co Inc	105,250
	11.25% June 1, 2017
50,000	Herbst Gaming Inc § @ ~ #	0
	7.00% November 15, 2014
50,000	HRP Myrtle Beach Operations LLC † § @ #	0
	0.00% April 1, 2012
75,000	Indianapolis Downs LLC †	59,156
	11.00% November 1, 2012
50,000	Jacobs Entertainment Inc	46,500
	9.75% June 15, 2014
50,000	MGM Resorts International	55,125
	11.13% November 15, 2017
50,000	MGM Resorts International †	51,375
	9.00% March 15, 2020
125,000	MGM Resorts International	98,437
	7.50% June 1, 2016
50,000	MGM Resorts International	57,625
	13.00% November 15, 2013
50,000	Peninsula Gaming LLC ‡	49,750
	10.75% August 15, 2017
50,000	Peninsula Gaming LLC	49,812
	8.38% August 15, 2015
50,000	Penn National Gaming Inc	51,375
	8.75% August 15, 2019
50,000	Pinnacle Entertainment Inc †	46,313
	8.75% May 15, 2020
50,000	San Pasqual Casino †	47,500
	8.00% September 15, 2013
75,000	Seminole Hard Rock Entertainment Inc * † ~	63,937
	3.04% March 15, 2014
50,000	Seminole Indian Tribe of Florida †	45,794
	7.80% October 1, 2020
50,000	Tunica Biloxi Gaming Authority †	44,750
	9.00% November 15, 2015
50,000	Yonkers Racing Corp †	53,563
	11.38% July 15, 2016
		$1,231,262

Machinery --- 0.84%
350,000	Caterpillar Inc	412,014
	7.00% December 15, 2013
50,000	Cleaver-Brooks Inc †	48,625
	12.25% May 1, 2016
320,000	Dover Corp	361,690
	5.45% March 15, 2018
200,000	Harsco Corp	224,095
	5.75% May 15, 2018
240,000	Ingersoll-Rand Global Holding Co Ltd	284,626
	6.88% August 15, 2018
50,000	Mueller Water Products Inc	43,875
	7.38% June 1, 2017
50,000	Navistar International Corp	50,750
	8.25% November 1, 2021
50,000	SPX Corp	51,375
	7.63% December 15, 2014
250,000	Timken Co	273,747
	6.00% September 15, 2014
		$1,750,797

Manufacturing --- 0.22%
50,000	Amsted Industries Inc †	49,875
	8.13% March 15, 2018
50,000	International Wire Group Inc †	49,500
	9.75% April 15, 2015
50,000	Kemet Corp †	49,500
	10.50% May 1, 2018
50,000	RBS Global Inc †	48,500
	8.50% May 1, 2018
32,000	SMART Modular Technologies WWH Inc * ~	30,080
	6.03% April 1, 2012
200,000	Tyco Electronics Group SA	221,182
	5.95% January 15, 2014
		$448,637

Medical Products --- 0.60%
50,000	Accellent Inc	49,250
	10.50% December 1, 2013
200,000	Biomet Inc	216,500
	11.63% October 15, 2017
250,000	Boston Scientific Corp	248,207
	6.00% January 15, 2020
100,000	Boston Scientific Corp	98,233
	4.50% January 15, 2015
249,000	Boston Scientific Corp	253,423
	6.00% June 15, 2011
145,000	Covidien International Finance SA	158,166
	5.45% October 15, 2012
50,000	Inverness Medical Innovations Inc	48,875
	7.88% February 1, 2016
50,000	Inverness Medical Innovations Inc	50,125
	9.00% May 15, 2016
125,000	Universal Hospital Services Inc	123,125
	8.50% June 1, 2015
		$1,245,904

Miscellaneous --- 0.55%
50,000	American Achievement Corp †	49,625
	8.25% April 1, 2012
150,000	ARAMARK Corp	151,500
	8.50% February 1, 2015
50,000	Aspect Software Inc †	50,000
	10.63% May 15, 2017
75,000	Ceridian Corp	67,687
	11.25% November 15, 2015
75,000	Express LLC †	76,312
	8.75% March 1, 2018
100,000	Garda World Security Corp †	101,500
	9.75% March 15, 2017
45,000	Global Cash Access Inc	45,056
	8.75% March 15, 2012
250,000	Hutchison Whampoa International Ltd †	297,957
	7.63% April 9, 2019
3,000	KAR Auction Services Inc	3,060
	10.00% May 1, 2015
100,000	KAR Auction Services Inc	100,500
	8.75% May 1, 2014
50,000	Reynolds Group Issuer Inc †	49,063
	8.50% May 15, 2018
100,000	Reynolds Group Issuer Inc †	97,750
	7.75% October 15, 2016
50,000	Susser Holdings LLC †	50,000
	8.50% May 15, 2016
		$1,140,010

Oil & Gas --- 3.72%
50,000	Aquilex Holdings LLC †	50,000
	11.13% December 15, 2016
100,000	ATP Oil & Gas Corp †	72,500
	11.88% May 1, 2015
50,000	BASiC Energy Services Inc	41,500
	7.13% April 15, 2016
400,000	Canadian Natural Resources Ltd	409,786
	5.85% February 1, 2035
100,000	Chesapeake Energy Corp	110,500
	9.50% February 15, 2015
75,000	Cie Generale de Geophysique-Veritas	71,062
	7.75% May 15, 2017
75,000	Coffeyville Resources LLC †	73,125
	10.88% April 1, 2017
130,000	Conoco Funding Co	161,329
	7.25% October 15, 2031
500,000	ConocoPhillips Australia Funding Co	552,212
	5.50% April 15, 2013
300,000	Consolidated Natural Gas Co	324,630
	5.00% December 1, 2014
100,000	Crosstex Energy LP	99,875
	8.88% February 15, 2018
50,000	Denbury Resources Inc	52,250
	8.25% February 15, 2020
50,000	Ecopetrol SA	56,625
	7.63% July 23, 2019
50,000	El Paso Corp	49,416
	7.80% August 1, 2031
155,000	Enbridge Inc	172,476
	5.60% April 1, 2017
50,000	Forest Oil Corp	48,250
	7.25% June 15, 2019
100,000	Gaz Capital SA for Gazprom	114,625
	8.63% April 28, 2034
50,000	Hilcorp Energy I LP †	49,250
	7.75% November 1, 2015
150,000	Husky Energy Inc	166,268
	6.15% June 15, 2019
600,000	Husky Oil Ltd	715,712
	7.55% November 15, 2016
250,000	Kinder Morgan Energy Partners LP	259,438
	6.55% September 15, 2040
200,000	Kinder Morgan Energy Partners LP	216,008
	5.95% February 15, 2018
250,000	Kinder Morgan Energy Partners LP	268,030
	5.85% September 15, 2012
50,000	Linn Energy LLC	56,750
	11.75% May 15, 2017
50,000	Linn Energy LLC †	51,187
	8.63% April 15, 2020
100,000	MarkWest Energy Partners LP	101,000
	8.75% April 15, 2018
100,000	Morgan Stanley Bank AG for OAO Gazprom	111,250
	9.63% March 1, 2013
75,000	Niska Gas Storage US LLC †	76,125
	8.88% March 15, 2018
150,000	Pacific Rubiales Energy Corp †	162,000
	8.75% November 10, 2016
200,000	PEMEX Project Funding Master Trust	202,250
	9.13% October 13, 2010
100,000	Petrobras International Finance Co	114,416
	7.88% March 15, 2019
200,000	Petroleos Mexicanos †	207,000
	4.88% March 15, 2015
300,000	Petroleos Mexicanos †	315,000
	6.00% March 5, 2020
55,575	Qatar Petroleum †	56,702
	5.58% May 30, 2011
50,000	Regency Energy Partners LP †	53,000
	9.38% June 1, 2016
50,000	Regency Energy Partners LP	51,500
	8.38% December 15, 2013
50,000	SandRidge Energy Inc †	47,375
	8.00% June 1, 2018
50,000	Southern Star Central Corp	48,375
	6.75% March 1, 2016
250,000	Spectra Energy Capital LLC	271,589
	6.25% February 15, 2013
50,000	Teekay Corp	49,750
	8.50% January 15, 2020
50,000	Thermon Industries Inc †	50,750
	9.50% May 1, 2017
150,000	Valero Energy Corp	181,693
	9.38% March 15, 2019
50,000	Valero Energy Corp	53,831
	6.88% April 15, 2012
150,000	Valero Energy Corp	157,261
	7.50% April 15, 2032
50,000	Valero Energy Corp	52,779
	4.75% April 1, 2014
40,000	Weatherford International Ltd	37,852
	7.00% March 15, 2038
100,000	Weatherford International Ltd	102,888
	6.00% March 15, 2018
300,000	Williams Partners LP †	306,770
	5.25% March 15, 2020
105,000	XTO Energy Inc	135,266
	6.75% August 1, 2037
300,000	XTO Energy Inc	371,196
	6.38% June 15, 2038
155,000	XTO Energy Inc	184,570
	6.25% August 1, 2017
		$7,744,992

Paper & Forest Products --- 0.43%
75,000	Boise Paper Holdings LLC †	77,250
	9.00% November 1, 2017
50,000	Clearwater Paper Corp	55,062
	10.63% June 15, 2016
125,000	Georgia-Pacific LLC †	133,281
	8.25% May 1, 2016
250,000	International Paper Co	292,724
	7.50% August 15, 2021
50,000	NewPage Corp	45,375
	11.38% December 31, 2014
300,000	Weyerhaeuser Co	296,373
	7.38% March 15, 2032
		$900,065

Personal Loans --- 1.14%
400,000	American Express Credit Corp	437,652
	5.88% May 2, 2013
350,000	American Honda Finance Corp †	374,888
	4.63% April 2, 2013
250,000	Capital One Bank USA NA	312,103
	8.80% July 15, 2019
250,000	Capital One Financial Corp	285,864
	7.38% May 23, 2014
50,000	Ford Motor Credit Co LLC	51,035
	8.13% January 15, 2020
125,000	Ford Motor Credit Co LLC	123,646
	7.00% April 15, 2015
75,000	Ford Motor Credit Co LLC	76,694
	8.00% December 15, 2016
75,000	Ford Motor Credit Co LLC	77,405
	8.00% June 1, 2014
500,000	HSBC Finance Capital Trust IX *	420,000
	7.55% November 30, 2035
200,000	HSBC Finance Corp	215,352
	7.00% May 15, 2012
		$2,374,639

Pharmaceuticals --- 0.44%
350,000	Abbott Laboratories	384,922
	5.15% November 30, 2012
300,000	Eli Lilly & Co	341,417
	5.20% March 15, 2017
150,000	Pharmacia Corp	181,657
	6.50% December 1, 2018
		$907,996

Pollution Control --- 0.51%
50,000	Aleris International Inc § ~	374
	9.00% December 15, 2014
250,000	Republic Services Inc †	268,140
	6.20% March 1, 2040
750,000	Republic Services Inc	791,043
	6.75% August 15, 2011
		$1,059,557

Printing & Publishing --- 0.13%
100,000	MediMedia USA Inc †	91,250
	11.38% November 15, 2014
75,000	Nielsen Finance LLC	81,937
	11.50% May 1, 2016
50,000	Nielsen Finance LLC	54,625
	11.63% February 1, 2014
50,000	Nielsen Finance LLC ††	47,625
	Step Bond 0% - 12.50%
	10.08% August 1, 2016
		$275,437

Railroads --- 0.82%
375,000	Burlington Northern Santa Fe LLC	409,353
	4.88% January 15, 2015
250,000	Burlington Northern Santa Fe LLC	264,422
	5.75% May 1, 2040
75,000	Kansas City Southern Railway	77,250
	8.00% June 1, 2015
400,000	Norfolk Southern Corp	412,169
	6.75% February 15, 2011
500,000	Union Pacific Corp	543,945
	4.88% January 15, 2015
		$1,707,139

Real Estate --- 0.44%
300,000	AMB Property LP	324,013
	6.30% June 1, 2013
250,000	AvalonBay Communities Inc	269,900
	5.70% March 15, 2017
50,000	Host Hotels & Resorts LP	50,375
	7.13% November 1, 2013
50,000	Host Hotels & Resorts LP	49,875
	6.88% November 1, 2014
100,000	Simon Property Group LP	110,377
	6.13% May 30, 2018
100,000	Ventas Realty LP	101,827
	6.50% June 1, 2016
		$906,367

Restaurants --- 0.07%
50,000	Dave & Buster's Inc	52,812
	11.25% March 15, 2014
100,000	NPC International Inc	100,000
	9.50% May 1, 2014
		$152,812

Retail --- 1.14%
175,000	Best Buy Co Inc	195,737
	6.75% July 15, 2013
100,000	CVS Caremark Corp	111,248
	5.75% June 1, 2017
47,000	Dollar General Corp	53,404
	11.88% July 15, 2017
50,000	General Nutrition Centers Inc	50,250
	10.75% March 15, 2015
75,000	General Nutrition Centers Inc *	68,813
	4.89% March 15, 2014
50,000	Hillman Group Inc †	51,500
	10.88% June 1, 2018
100,000	Inergy LP/Inergy Finance Corp	98,500
	6.88% December 15, 2014
200,000	JC Penney Corp Inc	200,500
	5.75% February 15, 2018
50,000	Limited Brands Inc	53,875
	8.50% June 15, 2019
75,000	Macy's Retail Holdings Inc	72,187
	6.90% April 1, 2029
50,000	NBC Acquisition Corp	44,750
	11.00% March 15, 2013
50,000	Nebraska Book Co Inc	50,000
	10.00% December 1, 2011
50,000	Nebraska Book Co Inc	46,375
	8.63% March 15, 2012
100,000	Penske Automotive Group Inc	94,000
	7.75% December 15, 2016
50,000	QVC Inc †	49,125
	7.50% October 1, 2019
50,000	QVC Inc †	49,000
	7.13% April 15, 2017
100,000	Sally Holdings LLC ‡	107,000
	10.50% November 15, 2016
500,000	Sherwin-Williams Co	517,451
	3.13% December 15, 2014
50,000	Suburban Propane Partners LP	50,625
	7.38% March 15, 2020
300,000	Target Corp	323,560
	5.88% March 1, 2012
75,000	Toys R Us Property Co I LLC †	81,938
	10.75% July 15, 2017
		$2,369,838

Savings & Loans --- 0.03%
75,000	Credito Real SA de CV †	70,275
	10.25% April 14, 2015
		$70,275

Specialized Services --- 1.04%
50,000	AAC Group Holding Corp †	49,500
	10.25% October 1, 2012
75,000	Affinity Group Inc	55,969
	9.00% February 15, 2012
75,000	Altegrity Inc †	71,250
	10.50% November 1, 2015
300,000	Capital One Capital IV *	250,500
	6.75% February 17, 2037
175,000	Capital One Capital V	184,625
	10.25% August 15, 2039
50,000	Case New Holland Inc †	50,375
	7.88% December 1, 2017
50,000	Education Management LLC	49,875
	8.75% June 1, 2014
75,000	Fox Acquisition Sub LLC †	73,500
	13.38% July 15, 2016
100,000	Holly Energy Partners LP	95,500
	6.25% March 1, 2015
100,000	Inmarsat Finance PLC †	102,250
	7.38% December 1, 2017
100,000	Knowledge Learning Corp †	92,000
	7.75% February 1, 2015
50,000	Mantech International Corp †	50,500
	7.25% April 15, 2018
50,000	Maxim Crane Works LP †	48,937
	12.25% April 15, 2015
50,000	Petroplus Finance Ltd †	40,750
	7.00% May 1, 2017
75,000	Reliance Intermediate Holdings LP †	79,031
	9.50% December 15, 2019
75,000	RSC Equipment Rental Inc †	80,438
	10.00% July 15, 2017
100,000	Sitel LLC †	92,500
	11.50% April 1, 2018
75,000	Stream Global Services Inc	76,687
	11.25% October 1, 2014
250,000	Teco Finance Inc	260,578
	5.15% March 15, 2020
50,000	Universal City Development Partners Ltd †	51,000
	10.88% November 15, 2016
75,000	Universal City Development Partners Ltd †	75,375
	8.88% November 15, 2015
100,000	Virgin Media Finance PLC	105,625
	9.50% August 15, 2016
125,000	Yankee Acquisition Corp ‡	127,188
	9.75% February 15, 2017
		$2,163,953

Supranationals --- 0.15%
250,000	Corporacion Andina de Fomento	307,168
	8.13% June 4, 2019
		$307,168

Telephone & Telecommunications --- 3.17%
250,000	America Movil SAB de CV	278,382
	5.75% January 15, 2015
200,000	America Movil SAB de CV †	206,690
	5.00% October 16, 2019
540,000	AT&T Inc	599,045
	5.10% September 15, 2014
450,000	AT&T Inc	519,334
	6.70% November 15, 2013
300,000	AT&T Wireless Services Inc	411,841
	8.75% March 1, 2031
250,000	CenturyTel Inc	244,780
	6.15% September 15, 2019
300,000	Deutsche Telekom International Finance BV	321,491
	4.88% July 8, 2014
100,000	Digicel Group Ltd †	103,125
	10.50% April 15, 2018
100,000	Digicel Group Ltd †	98,125
	9.13% January 15, 2015
100,000	Digicel Ltd †	99,000
	8.25% September 1, 2017
200,000	Intelsat Intermediate Holding Co SA	203,500
	9.50% February 1, 2015
125,000	Intelsat Jackson Holdings SA	133,125
	11.25% June 15, 2016
150,000	MetroPCS Wireless Inc ‡	154,500
	9.25% November 1, 2014
100,000	Nextel Communications Inc	95,000
	7.38% August 1, 2015
350,000	Rogers Communications Inc	413,737
	6.80% August 15, 2018
50,000	SBA Telecommunications Inc †	51,750
	8.00% August 15, 2016
250,000	Sprint Capital Corp	226,250
	6.90% May 1, 2019
50,000	Sprint Nextel Corp	50,000
	8.38% August 15, 2017
280,000	Telecom Italia Capital SA	282,072
	4.88% October 1, 2010
250,000	Telefonica Emisiones SAU	268,938
	5.86% February 4, 2013
300,000	Telefonica Emisiones SAU	331,911
	7.05% June 20, 2036
50,000	tw telecom holdings inc †	51,000
	8.00% March 1, 2018
575,000	Verizon Communications Inc	652,785
	6.10% April 15, 2018
200,000	Verizon Global Funding Corp	205,412
	7.25% December 1, 2010
150,000	Vodafone Group PLC	158,144
	5.35% February 27, 2012
200,000	Vodafone Group PLC	219,356
	5.63% February 27, 2017
100,000	West Corp ‡	101,750
	11.00% October 15, 2016
125,000	West Corp	125,625
	9.50% October 15, 2014
		$6,606,668

Tobacco --- 0.41%
100,000	Altria Group Inc	124,811
	9.25% August 6, 2019
450,000	Philip Morris International Inc	492,265
	5.65% May 16, 2018
200,000	Reynolds American Inc	230,693
	7.75% June 1, 2018
		$847,769

Transportation --- 0.07%
50,000	Avis Budget Car Rental LLC †	50,500
	9.63% March 15, 2018
50,000	Hertz Corp	51,875
	10.50% January 1, 2016
50,000	Hertz Corp	50,625
	8.88% January 1, 2014
		$153,000

U.S. Governments --- 17.57%
3,000,000	United States of America	3,136,173
	2.63% June 30, 2014
3,000,000	United States of America	3,082,500
	2.63% April 30, 2016
2,500,000	United States of America	2,545,508
	1.50% July 15, 2012
6,900,000	United States of America	6,992,722
	1.38% January 15, 2013
7,000,000	United States of America	7,378,434
	3.25% December 31, 2016
2,000,000	United States of America	1,857,812
	3.50% February 15, 2039
1,500,000	United States of America	1,654,454
	4.50% May 15, 2038
2,500,000	United States of America	2,643,360
	4.25% May 15, 2039
7,000,000	United States of America	7,126,329
	1.88% April 30, 2014
150,000	United States of America	166,652
	4.13% May 15, 2015
		$36,583,944

U.S. Municipal --- 0.00%
50,000	State of Illinois ~	375
	0.00% November 15, 2016
		$375

Utilities --- 0.40%
100,000	AmeriGas Partners LP	100,000
	7.25% May 20, 2015
250,000	Sempra Energy	331,991
	9.80% February 15, 2019
350,000	Southern California Gas Co	392,776
	5.50% March 15, 2014
		$824,767

TOTAL BONDS --- 90.97%		$189,453,093
(Cost $179,721,265)
COMMON STOCK

Shares		Value ($)

Printing & Publishing --- 0.01%
1,031	Dex One Corp ‡‡	19,583

TOTAL COMMON STOCK --- 0.01%		$19,583
(Cost $87,574)

PREFERRED STOCK

Shares		Value ($)

Financial Services --- 0.02%
43	GMAC Inc †	33,423

TOTAL PREFERRED STOCK --- 0.02%		$33,423
(Cost $10,750)

SHORT-TERM INVESTMENTS

Par Value ($)		Value ($)

5,000,000	Federal Home Loan Bank	4,999,972
	0.04% July 6, 2010
10,376,000	Federal Home Loan Bank	10,376,000
	0.00% July 1, 2010
656,000	Freddie Mac	655,988
	0.08% July 9, 2010
750,000	Freddie Mac	749,988
	0.08% July 8, 2010
770,000	Freddie Mac	769,992
	0.08% July 6, 2010

TOTAL SHORT-TERM INVESTMENTS --- 8.43%		$17,551,940
(Cost $17,551,940)

SECURITIES LENDING COLLATERAL

Par Value ($)		Value ($)
510,181	Bank of America LLC	510,181
	Repurchase Agreement
	0.05% July 1, 2010
510,181	BNP Paribas Securities Corp	510,181
	Repurchase Agreement
	0.04% July 1, 2010
511,815	Barclays Capital Inc	511,815
	Repurchase Agreement
	0.01% July 1, 2010
510,181	Household Bank Securities Inc	510,181
	Repurchase Agreement
	0.01% July 1, 2010

TOTAL SECURITIES LENDING COLLATERAL --- 0.98%
(Cost $2,042,358)

OTHER ASSETS & LIABILITIES --- (0.41%)

TOTAL NET ASSETS --- 100%
(Cost $199,413,887)

At June 30, 2010, the Portfolio had the following outstanding future contracts:

Description	Number of Contracts	Notional Value	Expiration Date	Unrealized Appreciation/ (Depreciation)
US Treasury Bond Short Futures	70	$8,925,000	Sept 2010	$(120,859)
US 10Yr Treasury Note Long Futures	65	7,965,547	Sept 2010	7,110
US 2Yr Treasury Note Short Futures	80	17,506,000	Sept 2010	(75,000)

Legend

*	Represents the current interest rate for variable rate security.
†	Securities are registered pursuant to Rule 144A and may be deemed restricted for resale.
‡	A portion or all of the security is on loan at June 30, 2010.
§	Security in default at June 30, 2010.
@	Security in bankruptcy at June 30, 2010.
**	For zero coupon bond, the interest rate shown is the effective yield on date of purchase.
#	Security has no market value at June 30, 2010.
~	Illiquid security
††	Denotes a step bond: a zero coupon bond that converts to a fixed rate or variable interest rate at a designated future date. Rate disclosed represents effective yield at June 30, 2010.
‡‡	Non-income Producing Security

Management determines the Portfolio's industry classifications using one or more widely recognized market indexes or ratings group indexes. Industries are shown as a percent of total net assets.
See Notes to Financial Statements.

SHAREHOLDER EXPENSE EXAMPLE
Maxim Federated Bond Portfolio

As a shareholder of the Portfolio, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Portfolio expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (December 31, 2009 to June 30, 2010).

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6) , then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Beginning	Ending	Expenses Paid
	Account Value	Account Value	During Period*
	(12/31/09)	(06/30/10)	(12/31/09-06/30/10)

Actual	$1,000.00	$1,046.12	$3.55

Hypothetical
(5% return before expenses)	$1,000.00	$1,021.32	$3.51

*Expenses are equal to the Portfolio's annualized expense ratio of 0.70%, multiplied by the average account value over the period, multiplied by 181/365 days to reflect the one-half year period.

Availability of Quarterly Portfolio Schedule.
The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Form N-Q is available on the Commission’s website at http://www.sec.gov, and may be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Availability of Proxy Voting Policies and Procedures.
A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling (866) 831-7129, and on the Securities and Exchange Commission’s website at http://www.sec.gov.

Availability of Proxy Voting Record.
Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge, upon request, by calling (866) 831-7129, and on the Securities and Exchange Commission’s website at http://www.sec.gov.

Investment Advisory Contract Approvals

The Board of Directors (the "Board") of Maxim Series Fund, Inc. (the "Fund"), including the Directors who are not interested persons of the Fund (the "Independent Directors"), at a meeting held on April 26, 2010 (the "Meeting"), approved the continuation of (i) with respect to each of the Fund's Portfolios, the investment advisory agreement (the "Advisory Agreement") between the Fund and GW Capital Management, LLC, doing business as Maxim Capital Management, LLC ("MCM"), and (ii) with respect to the Portfolios that are also sub-advised, as indicated below, the investment sub-advisory agreements (the "Sub-Advisory Agreements") between the Fund, MCM and the following Sub-Advisers:

Sub-Adviser	Portfolio(s)
Ariel Investments, LLC	Maxim Ariel Small-Cap Value Portfolio Maxim Ariel MidCap Value Portfolio
Federated Investment Management Company	Maxim Federated Bond Portfolio
Goldman Sachs Asset Management, L.P.	Maxim MidCap Value Portfolio
Invesco Advisers, Inc.* (formerly known as Invesco Institutional (N.A.), Inc.)	Maxim Invesco ADR Portfolio Maxim Small-Cap Value Portfolio
Franklin Advisers, Inc.	Maxim Global Bond Portfolio
Janus Capital Management LLC	Maxim Janus Large Cap Growth Portfolio
Loomis, Sayles & Company, L.P.	Maxim Loomis Sayles Bond Portfolio Maxim Loomis Sayles Small-Cap Value Portfolio
Massachusetts Financial Services Company	Maxim MFS International Growth Portfolio Maxim MFS International Value Portfolio
Mellon Capital Management Corporation	Maxim Index 600 Portfolio Maxim Stock Index Portfolio Maxim S&P 500 Index® Portfolio
Putnam Investment Management, LLC	Maxim Putnam High Yield Bond Portfolio
Silvant Capital Management LLC	Maxim Small-Cap Growth Portfolio
T. Rowe Price Associates, Inc.	Maxim T. Rowe Price MidCap Growth Portfolio Maxim T. Rowe Price Equity/Income Portfolio
*
At the close of business on December 31, 2009, Invesco Global Asset Management (N.A.), Inc., former Sub-Adviser to the Maxim Invesco ADR Portfolio, merged into Invesco Institutional (N.A.), Inc., which was renamed Invesco Advisers, Inc.

Pursuant to the Advisory Agreement, MCM acts as investment adviser and, subject to oversight by the Board, directs the investments of each Portfolio in accordance with its investment objective, policies and limitations.  MCM also provides, subject to oversight by the Board, the management and administrative services necessary for the operation of the Fund.  In addition, the Fund operates under a manager-of-managers structure pursuant to an order issued by the United States Securities and Exchange Commission, which permits MCM to enter into and materially amend Sub-Advisory Agreements with Board approval but without shareholder approval.  Under this structure, MCM is also responsible for monitoring and evaluating the performance of the Sub-Advisers and for recommending the hiring, termination and replacement of Sub-Advisers to the Board.

Pursuant to the Sub-Advisory Agreements, each Sub-Adviser, subject to general supervision and oversight by MCM and the Board, is responsible for the day-to-day management of the Portfolio(s) sub-advised by it, and for making decisions to buy, sell or hold any particular security.  MCM is responsible for the day-to-day management of the Portfolios that do not have a Sub-Adviser.

On March 23, 2010, the Independent Directors met separately with independent legal counsel in advance of the Meeting to evaluate information furnished by MCM and the Sub-Advisers in connection with the proposed continuation of the Advisory Agreement and Sub-Advisory Agreements (collectively, the "Agreements").  The Independent Directors also considered additional information provided in response to their requests made following the March meeting.

In approving the continuation of the Agreements, the Board considered such information as the Board deemed reasonably necessary to evaluate the terms of the Agreements.  The Board noted that performance information is provided to the Board on an ongoing basis at regular Board meetings held throughout the year.  In its deliberations, the Board did not identify any single factor as being determinative. Rather, the Board's approvals were based on each Director's business judgment after consideration of the information as a whole.  Individual Directors may have weighted certain factors differently and assigned varying degrees of materiality to information considered by the Board.

Based upon its review of the Agreements and the information provided to it, the Board concluded that the Agreements were fair and reasonable in light of the services performed, fees charged and such other matters as the Directors considered relevant in the exercise of their business judgment.  The principal factors and conclusions that formed the basis for the Directors' determinations to approve the continuation of the Agreements are discussed below.

Nature, Extent and Quality of Services

The Board considered the nature, extent and quality of services provided and to be provided to the Portfolios by MCM and the Sub-Advisers.  Among other things, the Board considered each adviser's personnel, experience, resources and performance track record, its ability to provide or obtain such services as may be necessary in managing, acquiring and disposing of investments on behalf of the Portfolios, and its ability to provide research and obtain and evaluate the economic, statistical and financial data relevant to the investment policies of the Portfolios.  The Board also considered each adviser's reputation for management of its investment strategies, its overall financial condition, technical resources, operational capabilities, and compliance policies and procedures, as well as the adviser's practices regarding the selection and compensation of brokers and dealers for the execution of portfolio transactions and the procedures it uses for obtaining best execution of portfolio transactions.  Consideration also was given to the fact that the Board meets with representatives of the advisers at regular Board meetings held throughout the year to discuss portfolio management strategies and performance. Additionally, the quality of each adviser's communications with the Board, as well as the adviser's responsiveness to the Board, was taken into account.  The Board concluded that it was satisfied with the nature, extent and quality of the services provided to the Portfolios by MCM and the Sub-Advisers.

Investment Performance

The Board considered the investment performance of each Portfolio.  The Board reviewed performance information for each Portfolio as compared against various benchmarks and the performance of similar funds.  For Portfolios other than the Fund's "Index Portfolios" (comprised of the Maxim Bond Index Portfolio, Maxim Index 600 Portfolio, Maxim Stock Index Portfolio, and Maxim S&P 500 Index Portfolio), this information included, to the extent applicable, annualized returns for the one-, three-, five-, and ten-year periods ended December 31, 2009, calendar year returns for the five-year period ended December 31, 2009, and risk-adjusted performance measures.  In addition, except for the Index Portfolios and the Fund's "Asset Allocation Portfolios" (comprised of the Maxim Profile Portfolios, Maxim Lifetime Asset Allocation Portfolios, Maxim SecureFoundation Lifetime Portfolios, and Maxim SecureFoundation Balanced Portfolio), for which Morningstar performance information is not provided, this information also included the Portfolios' Morningstar category and overall ratings and a rolling quarterly analysis of long-term performance relative to the applicable Morningstar category.  The Board also considered the composition of each Portfolio's "peer" group of funds, as determined by MCM based on funds of similar size and asset class from within, to the extent applicable, the Portfolio's Morningstar category.  In evaluating the performance of each Portfolio, the Board noted how the Portfolio performed relative to the short- and long-term returns of the applicable benchmarks and peer groups.

For Portfolios other than the Index Portfolios and Asset Allocation Portfolios, the Board assessed performance based principally on the long-term rolling quarterly analysis for each Portfolio in which each quarter's performance is, in turn, based on a composite of the Portfolio's 3-, 5- and 10-year annualized returns, 3- and 5-year risk-adjusted performance, and Morningstar rating.  For purposes of its annual review of advisory contracts, the Board generally considered a Portfolio to have performed satisfactorily unless the Portfolio has had a history of persistent underperformance based on the Portfolio's long-term rolling analysis.  In this regard, the Board noted that the Maxim Ariel Small-Cap Value Portfolio, Maxim Ariel MidCap Value Portfolio, Maxim MFS International Value Portfolio, Maxim Putnam High Yield Bond Portfolio, and Maxim Small-Cap Growth Portfolio fell below the Portfolio quantitative benchmark for long-term performance.

With regard to the Ariel Portfolios, the Board considered the factors attributing to the Portfolios' performance, the current market for the Portfolios' shares, and the Portfolios' position in the Fund's overall Portfolio lineup. The Board noted that the Portfolios had performed significantly better than the median fund performance for funds within their Morningstar categories over the most recent calendar-year period, and concluded that, despite the Portfolios' underperformance over the long-term, there is a market for the Portfolios' shares.  With regard to the Maxim MFS International Value Portfolio, the Board noted that MFS replaced the Portfolio's previous Sub-Adviser in September 2009, and concluded that, in light of the Portfolio's competitive performance since the change in Sub-Advisers, the Board was satisfied with the management of the Portfolio.  Similarly, with respect to the Maxim Putnam High Yield Bond Portfolio, the Board noted that Putnam had replaced the Portfolio's previous Sub-Adviser in August 2009, and concluded that, in light of the Portfolio's competitive performance since the change in Sub-Advisers, the Board was satisfied with the management of the Portfolio.  With regard to the Maxim Small-Cap Growth Portfolio, the Board considered the factors attributing to the Portfolio's performance, changes in the management of the Sub-Adviser, and the short-term and long-term performance of the Portfolio.  The Board also took into consideration its discussion with management regarding monitoring the Portfolio's performance, and concluded that the Portfolio's performance was being addressed.  As to the remaining Portfolios (other than the Index Portfolios and Asset Allocation Portfolios), the Board determined that it was satisfied with investment performance.

The Board reviewed the performance of each Index Portfolio as compared against the performance of the index or composite index the Portfolio is designed to track, and concluded that it was satisfied with the investment performance of the Index Portfolios.  The Board also reviewed, to the extent available, the performance of each Asset Allocation Portfolio as compared against the performance of similarly managed funds.  Based on the information provided, the Board concluded that it was satisfied with the investment performance of the Maxim Profile Portfolios.  With respect to the Maxim Lifetime Asset Allocation Portfolios, the Board noted that these Portfolios had commenced operations on May 1, 2009, and concluded that, in light of the Portfolios' short track record, the Board was generally satisfied with the management of these Portfolios.  With regard to the Maxim SecureFoundation Lifetime Portfolios and Maxim SecureFoundation Balanced Portfolio, the Board noted that no performance information was provided for their consideration as these Portfolios had only recently commenced operations.

Costs and Profitability

The Board considered the costs of services provided and profits estimated to have been realized by MCM and, to the extent available, the Sub-Advisers from their relationships with the Portfolios.  With respect to the costs of services, the Board considered the structure and the level of the applicable investment management fees and other expenses payable by the Portfolios, as well as the structure and level of the applicable sub-advisory fees payable by MCM to the Sub-Advisers.  In evaluating the applicable management and sub-advisory fees, the Board considered the fees payable by and the total expense ratios of similar funds managed by other investment advisers, as determined by MCM based on each Portfolio's Morningstar category, to the extent applicable. With the exception of the Index Portfolios and Asset Allocation Portfolios (for which comparable information from Morningstar was not available), the Board also considered each Portfolio's total expense ratio in comparison to the median expense ratio for all funds within the same Morningstar fund category as the Portfolio.

Based on the information provided, the Board noted that the Portfolios' management fees were within the range of fees paid by similar funds, although some of the fees were at the higher end of the range.  The Board also noted that the total annual operating expense ratios of the Portfolios (other than the Index Portfolios and Asset Allocation Portfolios) were generally comparable to the annual expense ratios of similar funds, although some Portfolios had expense ratios that were at the higher end in comparison to the similar funds, including the Maxim Small-Cap Value Portfolio, Maxim MidCap Value Portfolio, Maxim Global Bond Portfolio, and Maxim Putnam High Yield Bond Portfolio.  The Board further noted that the Portfolios' expense ratios were near or lower than the median expense ratio for the applicable Morningstar fund category, with the exception of the Maxim Global Bond Portfolio which, relative to the other Portfolios, had an expense ratio that was notably higher than the median expense ratio for its Morningstar fund category.  Additionally, the Board considered the fact that MCM charged higher advisory fees to certain internally managed Maxim Bond Portfolios than to certain similarly managed institutional bond portfolios, as well as the differences in the nature and extent of the services provided and the risks assumed by MCM in connection with those Maxim accounts and the similarly managed institutional accounts, as presented by MCM.

With respect to the Index Portfolios and Profile Portfolios, the Board noted that the Portfolios' total expense ratios were within the range of those of similar funds, even though some Portfolios had expense ratios that were at the higher end of the range, including the Maxim Bond Index Portfolio and Maxim S&P 500 Portfolio.  With regard to the sub-advisory fees, it was noted that those fees are paid by MCM out of its management fees, and that the rates payable by MCM to the Sub-Advisers were the generally result of arms-length negotiations given that, with the exception of Putnam, none of the Sub-Advisers is an affiliate of MCM.

As for the Lifetime Portfolios, the Board noted that the Portfolios' management fees were within the range of fees paid by similar funds, although some of the fees were at the higher end of the range.  The Board also noted that the total annual operating expense ratios of the Lifetime Portfolios were higher in comparison to the expense ratios of similar funds.

The Board also considered the overall financial soundness of MCM and each Sub-Adviser and the profits estimated to have been realized by MCM and its affiliates and, to the extent practicable, by the Sub-Advisers.  The Board requested and reviewed the financial statements and profitability information from MCM and, to the extent such information was available, the Sub-Advisers.  In evaluating the information provided by MCM, the Board noted that there is no recognized standard or uniform methodology for determining profitability for this purpose.  The Board further noted that there are limitations inherent in allocating costs and calculating profitability for an organization such as MCM, and that it is difficult to make comparisons of profitability between advisers because comparative information is generally not publicly available and is affected by numerous factors, including the adviser's organization, capital structure and cost of capital, the types of funds it manages, its mix of business, and the adviser's assumptions regarding allocations of revenue and expenses.  Based on the information provided, the Board concluded that the costs of the services provided and the profits estimated to have been realized by MCM and, if applicable, the Sub-Advisers were reasonable in relation to the nature, extent and quality of the services provided.

Economies of Scale

The Board considered the extent to which economies of scale may be realized as the Portfolios grow and whether current fee levels reflect these economies of scale for the benefit of investors.  In evaluating economies of scale, the Board considered, among other things, the current level of management and sub-advisory fees payable by the Portfolios and MCM, respectively, comparative fee information, the profitability and financial condition of MCM, and the current level of Portfolio assets.   Based on the information provided, the Board concluded that the Portfolios generally were not of sufficient size to identify economies of scale.

Other Factors

The Board considered ancillary benefits derived or to be derived by MCM or the Sub-Advisers from their relationships with the Portfolios as part of the total mix of information evaluated by the Board.  In this regard, the Board noted that certain Sub-Advisers received ancillary benefits from soft-dollar arrangements by which brokers provide research to the Sub-Adviser in return for allocating the Portfolio's brokerage to such brokers.  The Board also noted where services were provided to the Portfolios by an affiliate of MCM or a Sub-Adviser, and took into account the fact that the Portfolios are used as funding vehicles under variable life and annuity contracts offered by insurance companies affiliated with MCM and as funding vehicles under retirement plans for which affiliates of MCM may provide various retirement plan services.  The Board also considered the extent to which the Profile Portfolios may invest in certain fixed interest contracts issued and guaranteed by MCM's parent company, Great-West Life & Annuity Insurance Company ("GWL&A"), and the benefits derived or to be derived by GWL&A from such investments.  Additionally, the Board considered the extent to which GWL&A and its affiliated insurance companies may receive benefits under the federal income tax laws with respect to tax deductions and credits.  The Board concluded that the Portfolios' management and sub-advisory fees were reasonable, taking into account any ancillary benefits derived by MCM or the Sub-Adviser.

ITEM 2.	CODE OF ETHICS.

Not required in filing.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Not required in filing.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not required in filing.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not required in filing.

ITEM 6.	SCHEDULE OF INVESTMENTS.

The schedule of investments is included as part of the report to shareholders filed under Item 1 of this Form.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9.	PURCHASE OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of directors.

ITEM 11.	CONTROLS AND PROCEDURES.

(a)The registrant's principal executive officer and principal financial officer have concluded, based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures provide reasonable assurance that material information required to be disclosed by the registrant in the report it files or submits on Form N-CSR is recorded, processed, summarized and reported, within the time periods specified in the commission's rules and forms and that such material information is accumulated and communicated to the registrant's management, including its principal executive officer and principal financial officer, as appropriate, in order to allow timely decisions regarding required disclosure.

(b)The registrant's principal executive officer and principal financial officer are aware of no changes in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal half-year that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12.
EXHIBITS.

(a)(1) Not required in filing.

(a)(2) Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(3) Not applicable.

(b) Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

MAXIM SERIES FUND, INC.
By:	/s/ M.T.G. Graye

M.T.G. Graye
President & Chief Executive Officer

Date:	August 20, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ M.T.G. Graye

M.T.G. Graye
President & Chief Executive Officer

Date:	August 20, 2010

By:	/s/ M.C. Maiers

M.C. Maiers
Chief Financial Officer, Treasurer & Investment Operations Compliance Officer
Date:	August 20, 2010